OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SUMMARY OF OTHER LIABILITIES

A summary of the Company’s other liabilities is as follows:

	June 30, 2026	December 31, 2025
	$	$
Post Employment Benefits (note 11(a))	11,956	12,608
Lease liability	33	867
Other taxes payable (note 11(b))	3,609	5,106
Long-term portion of current income taxes payable	419	713
Participation payable to COMIBOL for interest in joint operation (note 11(c))	4,929	8,873
Other liabilities	2,661	1,250
Balance, end of the period	23,607	29,417
Less: current portion	(7,777)	(8,876)
Non-current portion	15,830	20,541